STATEMENTS OF MEMBERS' EQUITY/ (DEFICIT) - USD ($) $ in Millions	Total	Management [Member]	Founding Members [Member]
Beginning balance at Dec. 27, 2012	$ (524.2)
Capital contribution		$ 20.3
Balance, units at Dec. 27, 2012	112,017,835
Capital contribution, units		1,732,878
Distribution		$ (89.5)	$ (103.9)
Units issued for purchase of intangible asset	$ 221.6
Units issued for purchase of intangible asset, units	13,224,092
Comprehensive income	$ 173.2
Share-based compensation expense/capitalized	3.3
Ending balance at Dec. 26, 2013	$ (299.2)
Balance, units at Dec. 26, 2013	126,974,805
Capital contribution		$ 0.8
Capital contribution, units		231,789
Distribution		$ (67.0)	(79.4)
Units issued for purchase of intangible asset	$ 16.4
Units issued for purchase of intangible asset, units	1,087,911
Comprehensive income	$ 106.3
Share-based compensation expense/capitalized	4.7
Ending balance at Jan. 01, 2015	$ (317.4)
Balance, units at Jan. 01, 2015	128,294,505
Capital contribution		$ 1.3
Capital contribution, units		288,228
Distribution		$ (66.3)	$ (82.2)
Units issued for purchase of intangible asset	$ 100.7
Units issued for purchase of intangible asset, units	6,560,239
Comprehensive income	$ 89.1
Share-based compensation expense/capitalized	8.3
Ending balance at Dec. 31, 2015	$ (266.5)
Balance, units at Dec. 31, 2015	135,142,972
Comprehensive income	$ 25.7
Ending balance at Jun. 30, 2016	$ (230.7)